Notes Payable, Related Party Notes Payable, Convertible Bridge Loans Payable, Revenue Financing Arrangements (Details 4)	Dec. 31, 2019 USD ($)
2020	$ 6,782,764
Thereafter
Total	6,782,764
Related Party [Member]
2020	1,505,100
Thereafter
Total	1,505,100
Other [Member]
2020	5,277,664
Thereafter
Total	$ 5,277,664